Contingencies, commitments and restrictions on the distribution of profits (Detail Textuals 4) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) phases
Schedule Of Commitment [Line Items]
Percentage of amount of work execution program guaranteed in performance bond	10.00%
Period after construction stage for which performance guarantee to be fulfilled	3 months
Percentage of amount of annual investment plan guaranteed in performance bond for remaining period	20.00%
Renewal period after completion of execution of work	12 months
PERU | AAP
Schedule Of Commitment [Line Items]
Performance bond	$ 4.5
Period after Termination upto which renewal is allowed	2 years
AM | AIA
Schedule Of Commitment [Line Items]
Concesssion agreement, extension period	5 years
Number of phases of construction of new terminal | phases	3
Number of completed phases | phases	2
Exercise period for refusal of perfomance	30 days
Period during which master plan to be submitted to government	5 years
Extended period covered in the updated master plan	30 years
AM | AIA | 1 year or less
Schedule Of Commitment [Line Items]
Investment commitments	$ 8.0
AM | AIA | 1 to 5 years
Schedule Of Commitment [Line Items]
Investment commitments	75.0
AM | AIA | More than 5 years
Schedule Of Commitment [Line Items]
Investment commitments	$ 11.0